Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 2,084		€ 3,155
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		772		525
Restructuring activities		134		(80)	[1]
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(65)		14
Deferred income taxes, net		231		525
Impairment, depreciation and other amortization, and accretion		1,420		1,911
Share of net income from equity method investments		70		(94)
Income (loss) adjusted for noncash charges, credits and other items		4,646		5,956
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(919)		(2,286)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(172)		(853)
Non-Trading financial assets mandatory at fair value through profit and loss		(2,826)		1,403
Financial assets designated at fair value through profit or loss		2		42
Loans at amortized cost		5,621		(18,239)
Other assets		(13,923)		(18,190)
Deposits		(27,840)		9,761
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[2]	24,869		462
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		1,756		448
Other short-term borrowings		1,988		1,143
Other liabilities		7,846		26,819
Senior long-term debt	[3]	(8,873)		(4,121)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(10,481)		(3,340)
Other, net		1,828		(2,584)
Net cash provided by (used in) operating activities		(16,477)		(3,581)
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		12,100		11,458
Maturities of financial assets at fair value through other comprehensive income		9,504		7,550
Sale of debt securities held to collect at amortized cost		0		0
Maturities of debt securities held to collect at amortized cost		4,735		2,284
Sale of equity method investments		4		2
Sale of property and equipment		6		14
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		19,683		22,653
Debt securities held to collect at amortized cost		2,364		13,436
Equity method investments		17		121
Property and equipment		178		183
Net cash received in (paid for) business combinations/divestitures		0		34
Other, net		(604)		(506)
Net cash provided by (used in) investing activities		3,505		(15,559)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		1,400	[4]	2,681
Repayments and extinguishments of subordinated long-term debt		(1,379)	[4]	(52)
Issuances of trust preferred securities		0	[5]	0
Repayments and extinguishments of trust preferred securities		0	[5]	0
Principal portion of lease payments		(264)		(320)
Common shares issued		0		0
Purchases of treasury shares		(407)		(695)
Sale of treasury shares		0		0
Additional Equity Components (AT1) issued		0		750
Additional Equity Components (AT1) repaid		0		(1,750)
Purchases of Additional Equity Components (AT1)		(173)		(1,648)
Sale of Additional Equity Components (AT1)		175		1,641
Coupon on additional equity components, pre tax		(498)		(479)
Dividends paid to noncontrolling interests		(92)		(82)
Net change in noncontrolling interests		(6)		4
Cash dividends paid to Deutsche Bank shareholders		610		406
Other, net		0		0
Net cash provided by (used in) financing activities		(1,855)		(357)
Net effect of exchange rate changes on cash and cash equivalents		(772)		2,234
Net increase (decrease) in cash and cash equivalents		(15,599)		(17,263)
Cash and cash equivalents at beginning of period		165,626		179,946
Cash and cash equivalents at end of period		150,026		162,683
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		412		515
Interest paid		10,861		3,335
Interest and dividends received [Abstract]
Interest received		19,828		8,890
Dividend received		60		50
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[7]	145,475	[6]	156,533
Interbank balances (w/o central banks)		4,552		6,150	[6]
Total		€ 150,026		€ 162,683

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Included are senior long-term debt issuances of € 2.8 billion and € 1.6 billion and repayments and extinguishments of € 921 million and € 505 million through June 30, 2023 and June 30, 2022, respectively.
[3]	Included are issuances of € 15.4 billion and € 21.1 billion and repayments and extinguishments of € 24.1 billion and € 21.7 billion through June 30, 2023 and June 30, 2022, respectively.
[4]	Non-cash changes for Subordinated Long-Term Debt are € (130) million in total and mainly driven by Fair Value changes of € 18 million and Foreign Exchange movements of € (151) million
[5]	Non-cash changes for Trust Preferred Securities are € 13 million in total and mainly driven by Fair Value changes of € 10 million
[6]	Not included: Interest-earning time deposits with banks of € 2.0 billion as of June 30, 2023 and € 1.8 billion as of June 30, 2022.
[7]	Not included: Interest-earning time deposits with central banks of € 19.1 billion as of June 30, 2023 and € 20.5 billion as of June 30, 2022